                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21888

                   Oppenheimer Institutional Money Market Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                         Date of fiscal year end: May 31

                      Date of reporting period: 08/31/2010

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Institutional Money Market Fund

STATEMENT OF INVESTMENTS AUGUST 31, 2010 (UNAUDITED)

                                                                                    PRINCIPAL
                                                                                     AMOUNT           VALUE
                                                                                  ------------   --------------
CERTIFICATES OF DEPOSIT--18.1%
YANKEE CERTIFICATES OF DEPOSIT--18.1%
Bank of Nova Scotia, Houston, TX, 0.27%, 11/5/10                                  $ 50,000,000   $   49,999,998
Barclays Bank plc, New York, 0.525%, 7/19/11(1)                                     70,000,000       70,000,000
BNP Paribas, New York, 0.54%, 9/3/10                                                19,000,000       19,000,000
Credit Agricole Corporate & Investment Bank, New York Branch, 0.64%, 9/1/10         26,500,000       26,500,000
National Australia Bank, New York:
0.34%, 10/7/10                                                                      50,000,000       50,000,000
0.36%, 11/24/10(1)                                                                  58,400,000       58,400,000
Nordea Bank Finland plc, New York:
0.50%, 9/9/10                                                                       50,000,000       50,000,000
0.68%, 12/16/10                                                                     50,000,000       50,000,000
0.69%, 12/17/10                                                                     50,000,000       50,000,000
0.70%, 12/10/10                                                                     50,000,000       50,000,000
0.71%, 12/6/10                                                                      47,000,000       47,001,212
Rabobank Nederland NV, 0.398%, 8/12/11(1)                                           59,000,000       59,000,000
Rabobank Nederland NV, New York:
0.272%, 9/17/10(1)                                                                  40,000,000       40,000,000
0.356%, 5/12/11(1)                                                                  50,000,000       50,000,000
0.364%, 6/27/11(1)                                                                  70,000,000       70,000,000
0.454%, 7/29/11                                                                     55,300,000       55,300,000
0.55%, 10/22/10                                                                     29,000,000       29,000,000
Royal Bank of Canada, New York:
0.312%, 10/1/10(1)                                                                  50,000,000       50,000,000
0.41%, 8/16/11(1)                                                                  100,000,000      100,000,000
Westpac Banking Corp., New York:
0.30%, 10/12/10(1)                                                                  50,000,000       50,000,000
0.30%, 10/14/10(1)                                                                  51,000,000       51,000,592
0.325%, 10/7/10(1)                                                                  50,000,000       50,000,000
0.395%, 12/7/10(1)                                                                  50,000,000       50,000,000
                                                                                                 --------------
Total Certificates of Deposit (Cost $1,175,201,802)                                               1,175,201,802
                                                                                                 --------------
DIRECT BANK OBLIGATIONS--15.0%
Bank of Montreal, 0.39%, 10/8/10                                                    50,000,000       49,979,958
Bank of Nova Scotia, 0.28%, 11/15/10                                                75,000,000       74,956,250
Commonwealth Bank of Australia:
0.28%, 11/9/10(2)                                                                   20,250,000       20,239,133
0.285%, 11/5/10(2)                                                                 150,000,000      149,922,813
Intesa Funding LLC, 0.19%, 9/2/10                                                  100,000,000       99,999,472
Nordea North America, Inc.:
0.36%, 9/30/10                                                                      28,300,000       28,291,793
0.60%, 11/19/10                                                                     50,000,000       49,934,167
Northern Trust Co., Grand Cayman, 0.19%, 9/1/10                                    183,000,000      183,000,000
Societe Generale North America, Inc.:
0.23%, 9/1/10                                                                       70,000,000       70,000,000
0.25%, 9/7/10                                                                       50,000,000       49,997,917
0.25%, 9/8/10                                                                      100,000,000       99,995,139


                 1 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

Oppenheimer Institutional Money Market Fund

STATEMENT OF INVESTMENTS AUGUST 31, 2010 (UNAUDITED)

                                                                                    PRINCIPAL
                                                                                     AMOUNT           VALUE
                                                                                  ------------   --------------
Westpac Banking Corp., 0.27%, 11/15/10(2)                                         $100,000,000   $   99,943,750
                                                                                                 --------------
Total Direct Bank Obligations (Cost $976,260,392)                                                   976,260,392
                                                                                                 --------------
SHORT-TERM NOTES--56.1%
CAPITAL MARKETS--4.4%
BNP Paribas Finance, Inc.:
0.59%, 9/17/10                                                                     100,000,000       99,973,778
0.60%, 9/16/10                                                                     100,000,000       99,975,000
0.60%, 9/24/10                                                                      88,200,000       88,166,190
                                                                                                 --------------
                                                                                                    288,114,968
                                                                                                 --------------
DIVERSIFIED FINANCIAL SERVICES--1.6%
General Electric Capital Services, 0.43%, 9/27/10                                  100,000,000       99,968,944
                                                                                                 --------------
ELECTRIC UTILITIES--0.8%
Electricite De France, 0.26%, 10/1/10(2)                                            50,000,000       49,989,167
                                                                                                 --------------
LEASING & FACTORING--4.6%
Toyota Motor Credit Corp.:
0.29%, 11/17/10                                                                     48,000,000       47,970,227
0.30%, 11/12/10                                                                     82,000,000       81,950,800
0.31%, 11/1/10                                                                      54,700,000       54,671,267
0.31%, 11/10/10                                                                     66,500,000       66,459,915
0.32%, 11/5/10                                                                      50,000,000       49,971,111
                                                                                                 --------------
                                                                                                    301,023,320
                                                                                                 --------------
MUNICIPAL--7.9%
Berks Cnty. Industrial Development Revenue Bonds,
Lebanon Valley Mall Project, 0.34%, 9/1/10(1)                                        3,060,000        3,060,000
Bloomingdale Life Time Fitness LLC Revenue Bonds, Series
2000, 0.40%, 9/1/10(1)                                                               6,150,000        6,150,000
Capital Markets Access Co. LC Bonds, Carteret Investment
Assn. LLC, Series 2008, 0.34%, 9/1/10(1)                                             7,420,000        7,420,000
Carenet Health Systems & Service, Inc. Nts., Series 1999, 0.60%, 9/1/10(1)           4,450,000        4,450,000
Charlotte, NC Certificates of Participation, NASCAR Hall of
Fame Facilities, Series 09D, 0.29%, 9/1/10(1)                                       25,000,000       25,000,000
Cleveland, OH Airport System Revenue Bonds, Series 2008F, 0.29%, 9/1/10(1)          30,000,000       30,000,000
Cobb Cnty., GA Development Authority Revenue Bonds,
Presbyterian Village-Austell, Inc., 0.38%, 9/1/10(1)                                 3,005,000        3,005,000
Cobb Cnty., GA Hospital Authority Revenue Anticipation
Certificates, Equipment Pool Project, Series 2004, 0.30%, 9/1/10(1)                 25,000,000       25,000,000
District of Columbia Multimodal University Revenue Bonds,
American University Issue, Series 2006A, 0.31%, 9/1/10(1)                           17,000,000       17,000,000
Easton, MD Bonds, William Hill Manor Facility, Series 2009B, 0.38%, 9/1/10(1)        4,145,000        4,145,000
Everett Clinic (The) Bonds, Series 2002, 0.35%, 9/1/10(1)                           10,800,000       10,800,000
Great Falls Clinic LLP, Series 06, 0.35%, 9/1/10(1)                                 21,235,000       21,235,000
Las Vegas, NV Economic Development Revenue Bonds, Keep
Memory Alive Project, Series 2007B, 0.291%, 9/1/10(1)                                4,155,000        4,155,000


                 2 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

Oppenheimer Institutional Money Market Fund

STATEMENT OF INVESTMENTS AUGUST 31, 2010 (UNAUDITED)

                                                                                    PRINCIPAL
                                                                                     AMOUNT           VALUE
                                                                                  ------------   --------------
Macon-Bibb Cnty. Industrial Development Authority
Revenue Bonds, Bass Pro Outdoor World, Series 2005, 0.41%, 9/1/10(1)              $ 21,000,000   $   21,000,000
Metro Atlanta Rapid Transit Authority, GA Sales Tax
Revenue Bonds, Series 2000A, 0.30%, 9/1/10(1)                                       25,000,000       25,000,000
Nassau Health Care Corp. Bonds, Series 2009A, 0.31%, 9/1/10(1)                      11,500,000       11,500,000
Newport News, VA Economic Development Bonds,
Newport News Shipbuilding Project, 0.34%, 9/1/10(1)                                  3,560,000        3,560,000
OH Higher Education Facilities Commision Bonds, Xavier
University 2008 Project, Series A, 0.30%, 9/1/10(1)                                 20,480,000       20,480,000
Private Colleges & Universities Authority Revenue Bonds,
Mercer University Project, Series 2006B, 0.26%, 9/1/10(1)                            6,825,000        6,825,000
Roanoke Rapids, NC Music & Entertainment District Special
Revenue Bonds, Series 2007, 0.35%, 9/1/10(1)                                         9,300,000        9,300,000
San Bernardino Cnty., CA Certificates of Participation, Series
2008A, 0.29%, 9/1/10(1)                                                             24,764,000       24,764,000
SC Jobs-Economic Development Authority Bonds, South
Atlantic Canners, Inc., Series 2001, 0.46%, 9/1/10(1)                                5,000,000        5,000,000
St. Paul, MN Bonds, River Center Arena Project, Series 2009A, 0.29%, 9/1/10(1)      18,500,000       18,500,000
St. Paul, MN Port Authority Revenue Refunding Bonds, Series
2009-12EE, 0.30%, 9/1/10(1)                                                          1,150,000        1,150,000
Tallahassee Orthopedic Center LC Bonds, Series 2004, 0.36%, 9/1/10(1)                4,595,000        4,595,000
Tift Cnty. Development Authority Industrial Development
Revenue Bonds, Heatcraft Refrigeration Products, Series 2008B, 0.29%, 9/1/10(1)      6,700,000        6,700,000
Trinitas Hospital Bonds, Series 2006, 0.29%, 9/1/10(1)                              14,045,000       14,045,000
Tuscaloosa Cnty., AL Industrial Development Authority
Revenue Bonds, Gulf Opportunity Zone Hunt Refining
Project, Series 2009, 0.36%, 9/1/10(1)                                              30,000,000       30,000,000
TX Veterans' Housing Assistance Program Fund I, Series 05C, 0.29%, 9/1/10(1)         7,645,000        7,645,000
TX Veterans' Housing Assistance Program Fund I, Series 09C, 0.29%, 9/1/10(1)        11,700,000       11,700,000
TX Veterans' Land Board Fund, Series 2000, 0.29%, 9/1/10(1)                         39,960,000       39,960,000
TX Veterans' Land Board Fund, Series 2000A, 0.29%, 9/1/10(1)                        17,265,000       17,265,000
WA Economic Development Finance Authority Industrial
Development Revenue Bonds, Canam Steel Corp. Project,
Series 2000D, 0.50%, 9/1/10(1)                                                       3,700,000        3,700,000
WA Health Care Facilities Authority, MultiCare Health
System, Series 2009A, 0.30%, 9/1/10(1)                                              25,500,000       25,500,000
Winston-Salem, NC Certificates of Participation, Series 1992, 0.36%, 9/1/10(1)       6,250,000        6,250,000


                 3 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

Oppenheimer Institutional Money Market Fund

STATEMENT OF INVESTMENTS AUGUST 31, 2010 (UNAUDITED)

                                                                                    PRINCIPAL
                                                                                     AMOUNT           VALUE
                                                                                  ------------   --------------
WV Hospital Finance Authority Revenue Bonds, CAMC
Project, Series 2008A, 0.30%, 9/1/10(1)                                           $ 36,760,000   $   36,760,000
                                                                                                 --------------
                                                                                                    512,619,000
                                                                                                 --------------
OIL, GAS & CONSUMABLE FUELS--1.5%
Total Capital Canada, 0.47%, 1/19/11(2)                                             99,000,000       98,817,106
                                                                                                 --------------
RECEIVABLES FINANCE--22.6%
Fairway Finance Corp.:
0.30%, 11/9/10(2)                                                                    9,546,000        9,540,511
0.32%, 11/8/10(2)                                                                   41,000,000       40,975,218
0.33%, 11/4/10(2)                                                                   50,000,000       49,970,667
0.38%, 10/18/10(2)                                                                  77,063,000       77,024,768
0.42%, 10/13/10(2)                                                                  24,077,000       24,065,202
0.43%, 9/10/10(2)                                                                   25,969,000       25,966,208
Falcon Asset Securitization Co. LLC:
0.34%, 10/26/10(2)                                                                  50,000,000       49,974,028
0.35%, 10/18/10(2)                                                                  90,000,000       89,958,875
0.40%, 10/8/10(2)                                                                   50,000,000       49,979,444
0.40%, 10/12/10(2)                                                                  32,000,000       31,985,422
Gemini Securitization Corp.:
0.23%, 9/23/10(2)                                                                   50,000,000       49,992,972
0.24%, 9/1/10(2)                                                                   140,000,000      140,000,000
0.24%, 9/24/10(2)                                                                   50,000,000       49,992,333
0.26%, 9/16/10(2)                                                                   25,019,000       25,016,290
Jupiter Securitization Co. LLC:
0.25%, 9/15/10(2)                                                                   42,000,000       41,995,753
0.29%, 11/12/10(2)                                                                  50,000,000       49,971,000
0.40%, 10/6/10(2)                                                                   63,000,000       62,975,500
0.40%, 10/7/10(2)                                                                   50,000,000       49,980,000
0.42%, 10/1/10(2)                                                                   50,000,000       49,982,500
Market Street Funding LLC, 0.27%, 10/14/10(2)                                       58,769,000       58,750,047
Old Line Funding Corp., 0.29%, 11/19/10(2)                                          20,161,000       20,148,170
Ranger Funding Co. LLC:
0.25%, 9/13/10                                                                      50,000,000       49,995,833
0.25%, 9/14/10                                                                     117,000,000      116,989,438
0.25%, 9/16/10                                                                      40,000,000       39,995,833
Sheffield Receivables Corp., 0.23%, 9/1/10(2)                                      100,000,000      100,000,000
Thunder Bay Funding LLC:
0.28%, 11/22/10(2)                                                                  50,000,000       49,968,111
0.42%, 10/4/10(2)                                                                   34,975,000       34,961,535
0.45%, 9/20/10(2)                                                                   27,781,000       27,774,402
                                                                                                 --------------
                                                                                                  1,467,930,060
                                                                                                 --------------
SPECIAL PURPOSE FINANCIAL--11.1%
Crown Point Capital Co.:
0.45%, 10/22/10                                                                     20,000,000       19,987,250
0.50%, 9/9/10                                                                       54,000,000       53,994,000
0.50%, 9/14/10                                                                      50,000,000       49,990,972


                 4 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

Oppenheimer Institutional Money Market Fund

STATEMENT OF INVESTMENTS AUGUST 31, 2010 (UNAUDITED)

                                                                                    PRINCIPAL
                                                                                     AMOUNT           VALUE
                                                                                  ------------   --------------
0.50%, 10/5/10                                                                    $ 50,000,000   $   49,976,389
0.50%, 10/8/10                                                                      11,000,000       10,994,347
FCAR Owner Trust I:
0.26%, 9/7/10                                                                       71,100,000       71,096,919
0.30%, 11/3/10                                                                       2,000,000        1,998,950
0.34%, 10/20/10                                                                     43,500,000       43,479,869
0.51%, 10/5/10                                                                      55,000,000       54,973,508
Govco, Inc., 0.23%, 9/1/10(2)                                                       65,500,000       65,500,000
Lexington Parker Capital Co. LLC:
0.45%, 10/15/10(2)                                                                  32,500,000       32,482,125
0.50%, 10/4/10(2)                                                                  163,200,000      163,125,200
0.50%, 10/6/10(2)                                                                  103,300,000      103,249,785
                                                                                                 --------------
                                                                                                    720,849,314
                                                                                                 --------------
U.S. GOVERNMENT OBLIGATIONS--1.6%
Straight-A Funding LLC, Series I:
0.26%, 11/10/10(2)                                                                  43,230,000       43,208,145
0.27%, 11/8/10(2)                                                                   26,131,000       26,117,673
0.35%, 10/12/10(2)                                                                  35,276,000       35,261,939
                                                                                                 --------------
                                                                                                    104,587,757
                                                                                                 --------------
Total Short-Term Notes (Cost $3,643,899,636)                                                      3,643,899,636
                                                                                                 --------------
U.S. GOVERNMENT OBLIGATIONS--3.4%
U.S. Treasury Nts.:
0.875%, 2/28/11-4/30/11                                                            152,200,000      152,573,796
4.875%, 7/31/11                                                                     31,000,000       32,261,250
5.125%, 6/30/11                                                                     31,000,000       32,197,075
                                                                                                 --------------
Total U.S. Government Obligations (Cost $217,032,121)                                               217,032,121
                                                                                                 --------------
U.S. GOVERNMENT AGENCIES--2.5%
Federal Home Loan Bank:
0.50%, 10/29/10-4/6/11                                                             115,000,000      114,970,939
0.75%, 6/21/11                                                                      50,000,000       50,000,000
                                                                                                 --------------
Total U.S. Government Agencies (Cost $164,970,939)                                                  164,970,939
                                                                                                 --------------

                                                                                     SHARES
                                                                                  ------------
INVESTMENT COMPANY--4.9%
Prime Money Market Fund RBC Institutional, Cl. 1, 0.19%(3) (Cost $314,395,175)     314,395,175      314,395,175
                                                                                                 --------------
TOTAL INVESTMENTS, AT VALUE (COST $6,491,760,065)                                        100.0%   6,491,760,065
Other Assets Net of Liabilities                                                             --          881,709
                                                                                  ------------   --------------
NET ASSETS                                                                               100.0%  $6,492,641,774
                                                                                  ============   ==============

FOOTNOTES TO STATEMENT OF INVESTMENTS

SHORT-TERM NOTES AND DIRECT BANK OBLIGATIONS ARE GENERALLY TRADED ON A DISCOUNT BASIS; THE INTEREST RATE SHOWN IS THE DISCOUNT RATE RECEIVED BY THE FUND AT THE TIME OF PURCHASE. OTHER SECURITIES NORMALLY BEAR INTEREST AT THE RATES SHOWN.

(1.) Represents the current interest rate for a variable or increasing rate security.


                 5 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

Oppenheimer Institutional Money Market Fund

STATEMENT OF INVESTMENTS AUGUST 31, 2010 (UNAUDITED)

(2.) Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $2,148,805,792 or 33.10% of the Fund's net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Trustees.

(3.) Rate shown is the 7-day yield as of August 31, 2010.

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The table below categorizes amounts as of August 31, 2010 based on valuation input level:

                                                                    LEVEL 3--
                                LEVEL 1--         LEVEL 2--        SIGNIFICANT
                                UNADJUSTED    OTHER SIGNIFICANT   UNOBSERVABLE
                              QUOTED PRICES   OBSERVABLE INPUTS      INPUTS           VALUE
                              -------------   -----------------   ------------   --------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Certificates of Deposit        $         --     $1,175,201,802         $--       $1,175,201,802
Direct Bank Obligations                  --        976,260,392          --          976,260,392
Short-Term Notes                         --      3,643,899,636          --        3,643,899,636
U.S. Government Obligations              --        217,032,121          --          217,032,121
U.S. Government Agencies                 --        164,970,939          --          164,970,939
Investment Company              314,395,175                 --          --          314,395,175
                               ------------     --------------         ---       --------------
Total Assets                   $314,395,175     $6,177,364,890         $--       $6,491,760,065
                               ------------     --------------         ---       --------------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION METHODOLOGIES, IF ANY, DURING THE REPORTING PERIOD.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. Securities are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures approved by the Fund's Board of Trustees.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," inputs other than unadjusted quoted prices for an asset that are observable are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair


                 6 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

Oppenheimer Institutional Money Market Fund

STATEMENT OF INVESTMENTS AUGUST 31, 2010 (UNAUDITED)

valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.


                 7 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 08/31/2010, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Institutional Money Market Fund


By: /s/ William F. Glavin, Jr.
    ---------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 10/11/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ William F. Glavin, Jr.
    ---------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 10/11/2010


By: /s/ Brian W. Wixted
    ---------------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 10/11/2010